Inventories	12 Months Ended
Jan. 31, 2019
Disclosure of inventories [Abstract]
Inventories

13	Inventories

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Finished goods	21,564	31,451	37,904
Provision for impairment	(444)	(338)	(153)
	21,120	31,113	37,751

Write downs of inventories to net realisable value during the period were NZ$106,433 (2018: NZ$185,026, 2017: NZ$364,660).